Available for Sale Securities and Other Investments - Narrative (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019
Investments [Abstract]
Other investment not readily marketable, fair value	$ 230.0	$ 172.8
Investments impairment	0.2	5.5
Realized gains on other investments	$ 0.2	$ 13.8